Trade Accounts Receivable - Trade Receivables (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Trade Accounts Receivable
Trade accounts receivable	$ 50,869	$ 43,565
Less: Provision for credit losses	(1,956)	(1,860)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 48,913	$ 41,705